NYSE Regulation

CERT ARCA

11000285

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

September 21, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: FlexShares Trust
CIK: 0001491978
SEC File No.: 001-35291
Form Type: 8-A12B
Filing Date: 9/2/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities, each a series of shares of beneficial interest, $0.0001 par value, for listing on NYSE Arca, Inc. ("Exchange"):

FlexShares Morningstar US Market Factors Tilt Index Fund
FlexShares Global Upstream Natural Resources Index Fund
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance